Management's Plans to Continue as a Going Concern	12 Months Ended
Dec. 31, 2013
Management's Plans to Continue as a Going Concern [Abstract]
Management's Plans to Continue as a Going Concern
(2)           Management’s Plans to Continue as a Going Concern

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.  The Company has incurred losses since inception and has a deficit accumulated during the development stage of $266.1 million as of December 31, 2013, including $48.4 million of cumulative accretion of redeemable convertible preferred stock through the date of its conversion to common stock in April 2010.  The Company anticipates incurring additional losses and deficits in operating cash flows until such time, if ever, that it can generate significant sales of its therapeutic product candidates currently in development or enters into cash flow positive business development transactions.

Based upon the Company’s current expected level of operating expenditures and required debt repayments, and assuming the Company is not required to settle any outstanding warrants in cash or redeem, or pay cash interest on, any of its convertible notes, the Company expects to be able to fund operations through December 31, 2014; however, this period could be shortened if there are any unanticipated increases in planned spending on development programs or other unforeseen events.  The Company plans to raise additional funds through collaborative arrangements, public or private sales of debt or equity securities, commercial loan facilities, or some combination thereof.  There is no assurance that additional financing will be available when needed to allow the Company to continue its operations or if available, on terms acceptable to the Company.

In the event financing is not obtained, the Company could pursue additional headcount reductions and other cost cutting measures to preserve cash as well as explore the sale of selected assets to generate additional funds.  If the Company is required to significantly reduce operating expenses and delay, reduce the scope of, or eliminate one or more of its development programs, these events could have a material adverse effect on the Company's business, results of operations and financial condition.

These factors raise significant doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.